Liabilities for Employee Benefits, Net - Schedule of Liabilities for Employee Benefits, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities for Employee Benefits, Net [Abstract]
Present value of defined benefit liabilities	$ 260	$ 234
Less - fair value of plans’ assets	225	204
Total	$ 35	$ 30